Expense Example - FidelityDiversifiedInternationalK6Fund-PRO - FidelityDiversifiedInternationalK6Fund-PRO - Fidelity Diversified International K6 Fund - Fidelity Diversified International K6 Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750